Assets and Liabilities Held for Sale/Discontinued Operations -Balance sheet of the Paratus Energy Services for periods when it was a fully consolidated subsidiary of Seadrill (Details) - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	$ 0	$ 1,492
KSA Business
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	389
Trade accounts payable	0	6
Uncertain Tax Positions	0	2
Other liabilities	0	29
Total liabilities associated with assets held for sale	0	37
PES
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	1,103
Trade accounts payable	0	7
Cash and cash equivalents	0	12
Other assets	0	814
Uncertain Tax Positions	0	25
Other liabilities	0	90
Total liabilities associated with assets held for sale	0	948
Cash and cash equivalents | KSA Business
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	19
Cash and cash equivalents | PES
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	48
Non-current | PES
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	21
Accounts receivable | KSA Business
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	12
Accounts receivable | PES
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	318
Intangible drilling contracts | PES
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	165
Drilling units | KSA Business
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	346
Drilling units | PES
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	215
Liabilities subject to compromise | PES
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	239
Non-current | PES
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	69
Total liabilities associated with assets held for sale | PES
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	6
Other assets | KSA Business
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	12
Other assets | PES
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	$ 0	$ 22